UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 4.4% (2.8% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$ 5,303,985
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	No Opt. Call	Aaa	11,938,417
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	4,999,650
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	828,180
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	898,610
	International Paper Company, Series 2005A, 5.000%, 6/01/25
24,045	Total Alabama			23,968,842
	Alaska – 0.9% (0.6% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	1,702,196
	12/01/30 – FGIC Insured (UB)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	A+ (4)	3,542,803
	(Pre-refunded 12/01/13) – MBIA Insured
4,730	Total Alaska			5,244,999
	Arizona – 1.5% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A2	5,002,900
	Project, Series 2003A, 5.000%, 7/01/31 – NPFG Insured
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	A	2,567,430
1,000	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	802,000
	2005, 6.000%, 7/01/30
9,000	Total Arizona			8,372,330
	Arkansas – 0.0% (0.0% of Total Investments)
2	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	4/10 at 100.00	Aa1	1,950
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11
	California – 16.6% (10.7% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A	8,695,500
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	15,979,830
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,622,650
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	2,660,112
	5.000%, 11/15/42 (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,010,100
	LLC, Series 2001A, 5.550%, 8/01/31
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	BBB+	1,243,802
	2009I-1, 6.375%, 11/01/34
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	829,180
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	1,763,572
	Option Bond Trust 3175, 13.716%, 11/15/48 (IF)
19,095	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A–	17,357,355
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	4,479,912
	1995A, 0.000%, 1/01/14 (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	763,650
610	5.125%, 6/01/47	6/17 at 100.00	BBB	421,345
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,173,470
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,316,417
	Series 2006B, 0.000%, 9/01/27
2,700	M-S-R Energy Authority, Calfornia, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	3,030,426
	7.000%, 11/01/34
3,000	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa2	3,111,930
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AAA	10,341,185
	Series 2006A, Drivers 1631, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	704,398
	Mission Bay North Redevelopment Project, Series 2009, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	698,611
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	4,171,664
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	3,831,360
	Project, Tender Option Bond Trust 3030, 17.706%, 9/01/38 – MBIA Insured (IF)
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	A	2,063,567
	1996A, 6.000%, 10/01/12 – FGIC Insured
129,835	Total California			91,270,036
	Colorado – 4.8% (3.1% of Total Investments)
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	No Opt. Call	N/R	1,439,172
	Series 2009A, 7.750%, 8/01/39
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	2,145,220
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
325	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	4/10 at 105.00	Aa2	353,265
	6.750%, 10/01/21
1,925	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,136,692
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,335,136
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	11,344,000
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aa3	4,759,643
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	818,775
	12/15/22 – AGM Insured (UB)
23,755	Total Colorado			26,331,903
	Connecticut – 0.4% (0.2% of Total Investments)
2,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,009,080
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (WI/DD, Settling 2/04/10)
	District of Columbia – 1.6% (1.1% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 42.15	A (4)	4,026,588
15,235	0.000%, 4/01/30 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 32.93	A (4)	4,956,707
24,905	Total District of Columbia			8,983,295
	Florida – 7.2% (4.6% of Total Investments)
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	272,565
	Series 2009B, 7.000%, 4/01/39
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	A+	5,079,900
	7/01/28 – NPFG Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	5,174,050
	Series 2003A, 5.250%, 10/01/18 – NPFG Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/10 at 100.00	BB+	5,001,450
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,419,785
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – AGM Insured (Alternative Minimum Tax)
3,385	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	3,127,537
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,226,817
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	N/R	11,295,240
	AMBAC Insured
1,995	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,361,009
	5.400%, 5/01/37
1,855	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,485,076
	6.000%, 5/01/23
40,320	Total Florida			39,443,429
	Georgia – 3.5% (2.3% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series	1/19 at 100.00	N/R	1,004,420
	2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A	4,620,132
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AAA	1,542,555
	AGM Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 8.250%, 1/01/11	No Opt. Call	A+	3,059,539
5,450	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,481,958
	1/01/19 – FGIC Insured (ETM)
2,500	The Hospital Authority of Hall County and the City of Gainesville Revenue Anticipation	2/20 at 100.00	A–	2,411,000
	Certificates (Northeast Georgia Health System, Inc. Project), Series 2010A and 2010B, 5.000%,
	2/15/30 (WI/DD, Settling 2/18/10)
17,730	Total Georgia			19,119,604
	Hawaii – 0.7% (0.5% of Total Investments)
2,000	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AA	2,263,720
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,803,301
	1993B, 5.000%, 10/01/13 (ETM)
3,580	Total Hawaii			4,067,021
	Idaho – 0.2% (0.1% of Total Investments)
985	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	Aa3	1,016,165
	5.650%, 7/01/26
	Illinois – 15.4% (10.0% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	A1	4,461,120
	6.250%, 1/01/15 – NPFG Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured	1/11 at 101.00	AAA	5,556,272
	(Alternative Minimum Tax)
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	410,518
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,794,175
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	2,182,294
5,970	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,807,830
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,665	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A–	1,746,319
	Series 2009C, 6.625%, 11/01/39
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,922,757
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	563,250
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	4,907,718
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB	2,071,320
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB	2,075,380
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	493,885
	Series 2005, 5.250%, 3/01/30 (WI/DD, Settling 2/18/10) – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	2,984,370
	Series 2009, 6.125%, 5/15/25
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	3,919,840
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	4,419,840
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
4,005	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	4,584,644
	Series 1993C, 7.000%, 4/01/14
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	11,479,740
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	7,498,540
4,540	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	4,634,432
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	5,364,194
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,762,541
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
111,750	Total Illinois			84,640,979
	Indiana – 8.7% (5.6% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	982,995
2,705	0.000%, 2/01/25	No Opt. Call	AA	1,284,145
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,555,670
	System, Series 2006, 5.250%, 8/01/36
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	A	4,031,255
	5.500%, 2/01/26 – NPFG Insured
1,050	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009 (Drexel Foundation	10/19 at 100.00	BBB–	1,055,712
	For Educational Excellence, Inc. – Educational Facility Project), 7.000%, 10/01/39
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	A+ (4)	22,957,440
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
2,650	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,043,181
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	711,752
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,153,040
	6/01/23 – AGM Insured
6,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/24	6/13 at 100.00	AAA	6,789,240
	(Pre-refunded 6/01/13) – AGM Insured
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/10 at 100.00	A	420,118
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – NPFG Insured
48,540	Total Indiana			47,984,548
	Iowa – 0.6% (0.4% of Total Investments)
400	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009,	8/19 at 100.00	Aa3	414,784
	5.625%, 8/15/37 – AGC Insured
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	812,570
	5.000%, 7/01/20
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,036,340
	5.500%, 12/01/25
3,400	Total Iowa			3,263,694
	Kansas – 1.9% (1.3% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	A+	2,005,400
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,868,885
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,778,315
	5.300%, 6/01/31 – NPFG Insured
10,575	Total Kansas			10,652,600
	Louisiana – 5.1% (3.3% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	159,760
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	1,034,950
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/12 at 105.00	Aaa	1,878,030
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,876,535
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,477,532
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AAA	1,451,214
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	15,153,503
170	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.961%,
	5/01/41 – FGIC Insured (IF)	5/16 at 100.00	AA	141,362
29,335	Total Louisiana			28,172,886
	Maryland – 1.7% (1.1% of Total Investments)
1,815	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/10 at 100.00	Aa2	1,817,686
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/10 at 100.00	Aa2	2,902,291
	7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	51,242
	Series 2004, 5.375%, 8/15/24
2,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	2,055,941
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,328,936
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
9,290	Total Maryland			9,156,096
	Massachusetts – 1.8% (1.2% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A,	3/15 at 100.00	BBB	3,110,382
	5.000%, 3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	804,870
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	650,710
	Project, Series 2005D, 5.375%, 7/01/35
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,928,880
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AAA	3,242,166
	8/01/46 – AGM Insured (UB)
10,950	Total Massachusetts			9,737,008
	Michigan – 6.8% (4.4% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,476,920
	7/01/35 – NPFG Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/10 at 100.00	A+	8,812,567
	7/01/27 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,729,644
	7/01/34 – FGIC Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	A+	5,041,700
	5.000%, 10/15/29 – NPFG Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/10 at 100.00	Ba3	8,883,840
	Obligated Group, Series 1998A, 5.250%, 8/15/23
1,240	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	1,219,044
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AAA	1,162,040
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,960,800
	2006A, 5.000%, 12/01/31 (UB)
40,055	Total Michigan			37,286,555
	Minnesota – 1.2% (0.8% of Total Investments)
580	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	5/10 at 100.00	Aaa	592,000
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,659,600
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,272,688
	Project, Series 2007-1, 5.000%, 8/01/36
6,955	Total Minnesota			6,524,288
	Mississippi – 1.9% (1.2% of Total Investments)
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,055,801
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	6,152,131
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,026,500
	Project, Series 2008A, 6.500%, 9/01/32
9,155	Total Mississippi			10,234,432
	Missouri – 1.3% (0.8% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,250,596
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	930,780
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,017,240
	Transportation Sales Revenue Bonds, Series 2009, 5.875%, 10/01/36
2,450	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,506,032
	2003, 5.125%, 5/15/24
1,500	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities	12/19 at 107.00	N/R	1,474,245
	Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39
7,400	Total Missouri			7,178,893
	Nevada – 3.4% (2.2% of Total Investments)
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AA	4,597,920
	1991A, 7.000%, 6/01/10 – NPFG Insured
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,121,760
	(WI/DD, Settling 2/03/10)
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	7,188,930
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	Caa2	835,504
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,903,405
	8.000%, 6/15/30
22,625	Total Nevada			18,647,519
	New Jersey – 4.4% (2.8% of Total Investments)
500	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	426,375
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	1,144,352
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	1,047,534
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	374,562
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	2,739,570
10,055	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	10,897,710
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,732,197
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,750	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,642,288
	Series 2007-1A, 4.750%, 6/01/34
22,925	Total New Jersey			24,004,588
	New York – 5.6% (3.6% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	689,985
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,991,797
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	3,155,540
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,710,416
	2/15/47 – NPFG Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	3,025,473
	5/01/33 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,037,580
	5.000%, 11/15/34
2,360	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 100.00	AAA	2,381,948
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
220	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	225,412
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,118,200
2,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/12 at 100.00	AA–	2,645,150
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/18
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	6,563,500
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
30,565	Total New York			30,545,001
	North Carolina – 3.0% (1.9% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	759,660
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,578,815
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	A	2,090,980
	1/01/11 – NPFG Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	10,923,800
	1/01/18 – NPFG Insured
15,195	Total North Carolina			16,353,255
	Ohio – 3.4% (2.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,425	5.125%, 6/01/24	6/17 at 100.00	BBB	5,041,344
1,000	6.500%, 6/01/47	6/17 at 100.00	BBB	842,770
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	7/10 at 101.00	AAA	8,074,033
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	4/10 at 101.00	A+	3,037,440
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/10 at 100.00	Aa2	1,000,440
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
800	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric	No Opt. Call	BBB–	824,296
	Corporation Project, Series 2009E. Non-AMT, 5.625%, 10/01/19
19,290	Total Ohio			18,820,323
	Oklahoma – 1.1% (0.7% of Total Investments)
180	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	182,000
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,557,334
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	86,361
	System, Series 2006, Trust 3500, 8.479%, 12/15/36 (IF)
5,883	Total Oklahoma			5,825,695
	Pennsylvania – 3.3% (2.1% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,040,060
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	417,095
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	967,890
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	1,054,980
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
5,410	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/17 at 100.00	AA+	6,544,423
	Trust 3212, 13.997%, 10/01/38 (IF)
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,207,759
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,669,680
	AMBAC Insured
17,000	Total Pennsylvania			17,901,887
	Puerto Rico – 2.5% (1.6% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	A	13,822,532
	7/01/13 – NPFG Insured
	Rhode Island – 3.5% (2.2% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	19,041,600
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 3.8% (2.5% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A	4,298,932
	Series 2004A, 5.250%, 2/15/23 – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	5,809,300
5,750	4.000%, 1/01/23 – NPFG Insured	7/10 at 100.00	A	5,373,893
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	A	5,543,718
	1998A, 5.500%, 1/01/13 – NPFG Insured
19,955	Total South Carolina			21,025,843
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,779,820
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 0.8% (0.5% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	701,720
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,825,540
	Wellmont Health System, Refunding Series 200A, 5.486%, 9/01/32
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	604,384
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37	11/17 at 100.00	N/R	498,800
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	580,000
9,615	Total Tennessee			4,210,444
	Texas – 19.9% (12.8% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,877,880
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,292,086
	4.250%, 8/15/36 (UB)
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,216,003
	11/01/27 – AGM Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	8,286,796
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	5,962,020
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	7,086,240
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	9,296,777
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	9,227,700
	5.750%, 12/01/32 – AGM Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	6,612,212
	Bonds, Series 2006, 0.000%, 8/15/39
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
730	5.500%, 2/15/21	2/11 at 100.00	AAA	763,529
760	5.500%, 2/15/23	2/11 at 100.00	AAA	789,762
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
1,570	5.500%, 2/15/21 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,654,639
1,640	5.500%, 2/15/23 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,728,412
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,169,383
2,300	5.125%, 2/15/31	8/11 at 100.00	Aaa	2,333,396
700	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding	8/11 at 100.00	Aaa	749,756
	Bonds, Series 2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
1,100	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AAA	1,168,893
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,534,775
	5.750%, 1/01/38
1,100	North Texas Tollway Authority, System Revenue Bonds, Series 2009, 6.250%, 1/01/39	1/19 at 100.00	A2	1,166,253
2,000	Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds (Hoechst Celanese	5/10 at 100.00	B+	1,949,680
	Corporation Project) Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo	8/12 at 100.00	N/R (4)	6,571,260
	State University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	4,069,733
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB	1,840,014
	Series 2002A, 5.750%, 10/01/21 – RAAI Insured
5,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	5,147,584
	Series 2007A, 5.000%, 2/15/36 (UB)
370	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	359,966
	Texas Health Resources Project, Trust 1031, 12.132%, 2/15/36 (IF)
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	1,613,014
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	1,693,661
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	819,800
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.749%, 4/01/33 (IF)	4/17 at 100.00	AA+	4,444,836
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/10 at 100.00	Aaa	8,812,286
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
151,225	Total Texas			109,238,346
	Utah – 2.1% (1.3% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	6/10 at 100.00	N/R	4,551,102
	Hospital Project, Series 1998, 5.750%, 12/15/18
4,840	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	7/10 at 100.00	Aa3 (4)	5,071,884
	7/01/14 (ETM)
430	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	434,399
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
965	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	991,402
415	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	418,166
11,495	Total Utah			11,466,953
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	251,433
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	2,655,510
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			2,906,943
	Virginia – 1.5% (1.0% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	A1	8,221,122
	AMBAC Insured
	Washington – 4.1% (2.6% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2 (4)	255,211
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2	5,845,083
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	Aa3	1,677,975
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
4,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	4,405,006
	(Pre-refunded 1/01/11) – AGM Insured
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	7/19 at 100.00	A	2,047,560
	Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,625,840
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	914,060
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
1,460	Washington State Healthcare Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,407,250
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
4,005	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,142,532
	Series 2002, 6.500%, 6/01/26
22,120	Total Washington			22,320,517
	West Virginia – 0.3% (0.2% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A2	1,914,432
	Center, Series 2009A, 5.625%, 9/01/32
	Wisconsin – 3.0% (2.0% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	820,363
	Series 2009, 5.875%, 2/15/39
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	4/10 at 100.00	A+	500,255
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – NPFG Insured
7,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	6,757,394
	Inc., Series 2002A, 5.250%, 2/15/32 – NPFG Insured
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	3,496,640
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,203,200
17,465	Total Wisconsin			16,777,852
	Wyoming – 0.3% (0.2% of Total Investments)
1,720	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company	5/10 at 100.00	A–	1,787,425
	Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 7/14/26)
$ 982,380	Total Investments (cost $838,384,030) – 155.0%			851,272,730
	Floating Rate Obligations – (10.9)%			(59,703,000)
	Other Assets Less Liabilities – 3.1%			16,682,903
	Preferred Shares, at Liquidation Value – (47.2)% (6)			(259,050,000)
	Net Assets Applicable to Common Shares – 100%			$ 549,202,633

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$851,272,730	$ —	$851,272,730

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $780,466,829.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 38,162,423
Depreciation	(27,007,601)
Net unrealized appreciation (depreciation) of investments	$ 11,154,822

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010